PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 6) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
U.S.
Change in plan assets
Plan assets at the beginning of the period	$ 778.9	$ 747.4
Actual return on plan assets	(28.3)	52.9
Plan transfers		21.4
Employer contributions	14.4	16.2
Benefits paid	(60.1)	(59.0)
Plan assets at the end of the period	704.9	778.9
Int'l
Change in plan assets
Plan assets at the beginning of the period	618.1	566.6
Actual return on plan assets	(7.4)	117.9
Plan transfers	(0.3)
Employer contributions	14.3	16.0
Participant contributions	3.1	4.0
Benefits paid	(19.0)	(22.3)
Settlements	(4.6)	(2.2)
Foreign currency translation	(52.1)	(61.9)
Plan assets at the end of the period	552.1	618.1
U.S. Postretirement Health Benefits
Change in plan assets
Employer contributions	0.9	1.7
Participant contributions	0.8	1.1
Benefits paid	$ (1.7)	$ (2.8)